Segment information and revenue - Major customers fees on lending solution services (Details) - Service fees on lending solution services	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	67.18%	63.55%	58.95%
Ping An Group and its subsidiaries [Member]
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	56.03%	52.23%	42.90%
Lufax Holding Ltd ("Lufax" and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	11.15%	11.32%	16.05%